UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $494,867 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305    23017  2261000 SH       SOLE                  2261000
AMERICAN WOODMARK CORP         COM              030506109    13539   546128 SH       SOLE                   546128
BANK OF NEW YORK MELLON CORP   COM              064058100    17700   401000 SH       SOLE                   401000
BLOCKBUSTER INC                CL A             093679108    15573  2900000 SH       SOLE                  2900000
BORDERS GROUP INC              COM              099709107    27332  2050400 SH       SOLE                  2050400
BRUNSWICK CORP                 COM              117043109    21648   947000 SH       SOLE                   947000
COINSTAR INC                   COM              19259P300    32804  1019706 SH       SOLE                  1019706
COMCAST CORP NEW               CL A             20030N101    34287  1418000 SH       SOLE                  1418000
DELIA'S INC NEW                COM              246911101     3543   753800 SH       SOLE                   753800
DIRECTED ELECTRONICS INC       COM              254575103     1570   393390 SH       SOLE                   393390
GLATFELTER                     COM              377316104     3711   250100 SH       SOLE                   250100
GRIFFON CORP                   COM              398433102     9060   600000 SH       SOLE                   600000
HOME DEPOT INC                 COM              437076102    20243   624000 SH       SOLE                   624000
IDT CORP                       CL B             448947309    10043  1199900 SH       SOLE                  1199900
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     9125   475000 SH       SOLE                   475000
MACYS INC                      COM              55616P104    23497   727000 SH       SOLE                   727000
MILACRON INC                   COM NEW          598709301     2295   322370 SH       SOLE                   322370
MUELLER WTR PRODS INC          COM SER B        624758207    18759  1705400 SH       SOLE                  1705400
NUCOR CORP                     COM              670346105     7731   130000 SH       SOLE                   130000
PHH CORP                       COM NEW          693320202    12903   491000 SH       SOLE                   491000
POLYONE CORP                   COM              73179P106    24662  3301500 SH       SOLE                  3301500
RADIO ONE INC                  CL D NON VTG     75040P405    23768  6372198 SH       SOLE                  6372198
REALNETWORKS INC               COM              75605L104     6400   944000 SH       SOLE                   944000
REDENVELOPE INC                COM              75733R601     7485  1308550 SH       SOLE                  1308550
RELIANCE STEEL & ALUMINUM CO   COM              759509102    11161   197400 SH       SOLE                   197400
RITE AID CORP                  COM              767754104    17658  3822000 SH       SOLE                  3822000
TNS INC                        COM              872960109    15371   957100 SH       SOLE                   957100
TEKELEC                        COM              879101103    12221  1010000 SH       SOLE                  1010000
VALUEVISION MEDIA INC          CL A             92047K107    23767  3207360 SH       SOLE                  3207360
VISTACARE INC                  CL A             92839Y109     2871   438916 SH       SOLE                   438916
YAHOO INC                      COM              984332106    41123  1532000 SH       SOLE                  1532000